Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands							9 Months Ended
	Apr. 13, 2026 USD ($)	Apr. 13, 2026 CNY (¥)	Jan. 16, 2024 USD ($)	Jan. 16, 2024 CNY (¥)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 CNY (¥)	Sep. 30, 2026 USD ($)	Sep. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Aug. 29, 2024 USD ($)	Aug. 29, 2024 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)
Commitments and Contingencies [Line Items]
Total guarantee									$ 761	¥ 5,161			$ 827	¥ 5,869
Rental subsidy									$ 442	¥ 3,000	$ 442	¥ 3,000
Quanzhou Meibiao Youxin Automobile Sales Service Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Damages paid value			$ 103	¥ 700
Shanghai Jiehuan Intelligent Technology Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Damages paid value	$ 855	¥ 5,800	$ 855	¥ 5,800
Yidong New Energy Technology Co.Ltd.[Member]
Commitments and Contingencies [Line Items]
Damages paid value	$ 221	¥ 1,499
Overdue payment penalties							$ 61	¥ 414
Zhuji Huarui Wenhua Equity Investment Partnership [Member]
Commitments and Contingencies [Line Items]
Exit amount					$ 1,474	¥ 10,000
Overdue penalties					$ 1	¥ 10